Option Activity Baidu. Inc (Detail) - Parent Company - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of shares options
Outstanding, December 31, 2021	21,453,560
Granted	1,608,504
Exercised	(2,500,936)
Forfeited/Cancelled	(891,832)
Outstanding, December 31, 2022	19,669,296	21,453,560
Vested and expected to vest at December 31, 2022	18,464,496
Exercisable at December 31, 2022	16,179,616
Weighted average exercise price (US$)
Outstanding, December 31, 2021	$ 17
Granted	20
Exercised	10
Forfeited/Cancelled	17
Outstanding, December 31, 2022	19	$ 17
Vested and expected to vest at December 31, 2022	19
Exercisable at December 31, 2022	$ 19
Weighted average remaining contractual life (Years)
Outstanding	6 years	6 years
Vested and expected to vest at December 31, 2022	5 years
Exercisable at December 31, 2022	5 years
Aggregate intrinsic value (US$ in millions)
Outstanding	$ 20	$ 84
Vested and expected to vest at December 31, 2022	18
Exercisable at December 31, 2022	$ 14